Interim Financial Statements	9 Months Ended
Sep. 30, 2013
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Interim Financial Statements
Interim Financial Statements
The unaudited financial statements presented in this report represent the consolidation of LKQ Corporation, a Delaware corporation, and its subsidiaries. LKQ Corporation is a holding company and all operations are conducted by subsidiaries. When the terms "LKQ," "the Company," "we," "us," or "our" are used in this document, those terms refer to LKQ Corporation and its consolidated subsidiaries.
We have prepared the accompanying unaudited consolidated condensed financial statements pursuant to the rules and regulations of the Securities and Exchange Commission ("SEC") applicable to interim financial statements. Accordingly, certain information related to our significant accounting policies and footnote disclosures normally included in financial statements prepared in accordance with accounting principles generally accepted in the United States have been condensed or omitted. These unaudited consolidated condensed financial statements reflect, in the opinion of management, all material adjustments (which include only normal recurring adjustments) necessary to fairly state, in all material respects, our financial position, results of operations and cash flows for the periods presented.
During the 2013 Annual Meeting of Stockholders in May 2013, our stockholders approved an amendment to our Certificate of Incorporation to increase the number of authorized shares of common stock from 500 million to 1 billion. The increased number of authorized shares is reflected on our Unaudited Consolidated Condensed Balance Sheet as of September 30, 2013.
Operating results for interim periods are not necessarily indicative of the results that can be expected for any subsequent interim period or for a full year. These interim financial statements should be read in conjunction with our audited consolidated financial statements and notes thereto included in our most recent Annual Report on Form 10-K for the year ended December 31, 2012 filed with the SEC on March 1, 2013.